Load [Member] Investment Objectives and Goals - Tennessee Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tennessee Tax-Free Income Series
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]
The Fund seeks to provide a high and stable level of income exempt from federal taxes and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.